Employee Benefit Plan, Nonparticipant-Directed Investment - EBP Third Federal 401(k) Savings Plan	3 Months Ended
Dec. 31, 2025
EBP, Nonparticipant-Directed Investment [Abstract]
EBP, Nonparticipant-Directed Investment	Concentration of Investments
Included in investments are shares of TFS Financial Corporation common stock amounting to $14,834,206 (2025) and $14,362,161 (2024). This represents 7% of total investments as of December 31st for the years 2025 and 2024. A significant decline in the market value of TFS Financial Corporation's stock would significantly affect the net assets available for benefits.

EBP, Nonparticipant-Directed Investment [Line Items]
EBP, Nonparticipant-Directed Investment	Concentration of Investments
Included in investments are shares of TFS Financial Corporation common stock amounting to $14,834,206 (2025) and $14,362,161 (2024). This represents 7% of total investments as of December 31st for the years 2025 and 2024. A significant decline in the market value of TFS Financial Corporation's stock would significantly affect the net assets available for benefits.